Contingent Liabilities and Commitments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of contingent liabilities [abstract]
Details of guarantees
(1)	Details of guarantees are as follows (Unit: Korean Won in millions):

	December 31, 2024	December 31, 2025
Confirmed guarantees
Guarantee for loans	60,571	69,961
Acceptances	617,599	495,942
Guarantees in acceptances of imported goods	75,265	66,879
Other confirmed guarantees	10,337,850	10,831,684

Sub-total	11,091,285	11,464,466

Unconfirmed guarantees
Local letters of credit	167,580	161,120
Letters of credit	3,213,170	2,615,813
Other unconfirmed guarantees	1,558,187	1,331,305

Sub-total	4,938,937	4,108,238

Commercial paper purchase commitments and others	581,040	497,394

Total (*)	16,611,262	16,070,098

(*)	Includes financial guarantees of 4,156,790 million Won and 5,032,808 million Won as of December 31, 2024 and December 31, 2025, respectively.

Disclosure of commitments
(2)	Details of unused loan commitments and others are as follows (Unit: Korean Won in millions):

	December 31, 2024	December 31, 2025
Loan commitments	133,863,588	134,286,067
Other commitments (*)	6,564,353	10,205,741

(*)
As of December 31, 2024 and 2025, the amount of unsecured bills (purchase bills sales) and discounts on electronic short-term bond sales (purchase) are 1,992,030 million Won and 4,399,729 million Won, respectively.

Disclosure of obligations related to guaranteed completion
1)	The obligations related to guaranteed completion with trust business as of December 31, 2025, are as follows (Unit: Korean Won in millions):

	Responsibility for Completion	cases	Initial PF Commitment Limit	Amount of PF Loans (*3)	Amount of unused PF limit (*4)	Amount of Trust Account Limit (*4)	Amount of Trust Account
Responsible completion land trust (*1)	Our Responsibility for Completion Deadline Passed (including completed projects)	3	200,000	38,733	55,013	5,700	5,685
Redevelopment Land Trust	Our Obligation to Bear Responsibility for Completion (*2)	3	98,499	46,010	97,066	32,500	14,586
Total		6	298,499	84,743	152,079	38,200	20,271

(*1)
Responsible completion land trust is a trust in which the Woori Asset Trust Co., Ltd., subsidiary, is only liable to the lending financial institution for the completion guarantee obligation in case the contractor fails to fulfill the obligation. If the subsidiary is unable to fulfill the completion guarantee obligation, it is responsible for compensating the lending financial institution for any losses incurred.

(*2)
In redevelopment projects where the Korea Housing & Urban Guarantee Corporation guarantees project financing loans, the project operator is responsible for the completion guarantee obligation according to the standard project agreement terms of the Korea Housing & Urban Guarantee Corporation, but the completion guarantee period has not yet expired as of December 31, 2025.

(*3)
Since, for projects where it is highly likely that our subsidiary Woori Asset Trust will bear the responsibility for completion and where the possibility and amount of loss can be reliably estimated, these impacts have been reflected in the financial statements at the end of the current period. However, for projects where the risk of Woori Asset Trust bearing the completion guarantee obligations is considered low or where the possibility and amount of loss cannot be reliably estimated, these impacts have not been reflected in the financial statements at the end of the current period.

(*4)	The limit may be subject to change during the project progress due to reasons such as limit deductions.